THIRD PARTY DEBT AGREEMENTS (Details) $ in Millions	Dec. 31, 2016 USD ($)
THIRD PARTY DEBT AGREEMENTS
2017	$ 7
2018	2
2019	2
2020	2
Thereafter	11
Total minimum payments	24
Less: Amounts representing interest	(4)
Present value of minimum lease payments	20
Less: Current portion of capital leases	(7)
Long-term portion of capital leases	$ 13